UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22924

Susa Registered Fund, L.L.C.
(Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901

 (Name and address of agent for service)

Registrant’s telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Susa Registered Fund, L.L.C.

Financial Statements

For the period from April 1, 2014 (commencement of operations)
to June 30, 2014

(unaudited)

Susa Registered Fund, L.L.C.

Financial Statements
(unaudited)

For the period from April 1, 2014 (commencement of operations) to June 30, 2014

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Portfolio Investments	2
Schedule of Contracts for Difference	3
Statement of Operations	8
Statements of Changes in Members’ Capital	9
Notes to Financial Statements	10
Supplemental Information	24

Susa Registered Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital  (unaudited)

June 30, 2014
Assets
Investments in securities, at fair value (cost $5,711,597)	$6,157,229
Cash and cash equivalents	12,848,984
Due from broker	11,130,000
Reimbursement receivable	163,378
Receivables from investment securities sold	93,558
Prepaid Insurance	50,985
Other assets	17,284
Total assets	30,461,418

Liabilities
Net unrealized loss on contracts for difference	1,871,594
Payable for investment securities purchased	129,024
Due to broker	1,684
Management fees payable	111,005
Accrued expenses	157,838
Total liabilities	2,271,145
Members’ Capital	$28,190,273

Members’ Capital
Represented by:
Net capital contributions	$29,402,908
Net loss from operations	(158,789)
Net realized gain on investment activities, contracts for difference and foreign currency transactions	358,752
Net unrealized loss on investment activities, contracts for difference and foreign currency transactions	(1,412,598)
Members’ Capital	$28,190,273

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Portfolio Investments (unaudited)

Shares		June 30, 2014 Fair Value
	Investments In Securities - 21.84%
	Common Stocks - 21.11%
	United States - 21.11%
	Beverages - Non-alcoholic - 5.44%
32,077	Coca-cola Enterprises Inc.	$1,532,639
	Electronic Components - Semiconductor - 10.13%
126,418	Sunedison Inc	2,857,047
	Retail - Jewelry - 5.54%
14,130	Signet Jewelers Ltd	1,562,637
	Total United States (Cost $5,492,938)	$5,952,323
	Total Common Stocks (Cost $5,492,938)	$5,952,323

Contracts
	Warrants - 0.73%
	Georgia - 0.73%
	Commercial Banks Non - US - 0.73%
80,897	Alpha Bank SA (Termination date: 12/10/2017; Strike price: €0.4686)	204,906
	Total Georgia (Cost $218,659)	$204,906
	Total Warrants (Cost $218,659)	$204,906
	Total Investments in Securities (Cost $5,711,597) - 21.84%	$6,157,229
	Other Assets Less Liabilities - 78.16%	22,033,044
	Members’ Capitals - 100.00%	$28,190,273

Investments in Securities - By Industry	June 30, 2014 Percentage of Members’ Capital (%)
Beverages - Non-alcoholic	5.44
Commercial Banks Non - US	0.73
Electronic Components - Semiconductor	10.13
Retail - Jewelry	5.54
Total Investments in Securities	21.84%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Termination Date	June 30, 2014 Fair Value
	Derivative Contracts - (6.64%)
	Contracts For Difference - Long - (6.56%)

	France - (0.68%)
	Aerospace/Defense - Equipment - (0.31%)
$941,705	Airbus Group NV	06/10/2024	$(87,359)
	Television - (0.37%)
1,095,620	Societe Television Francaise (T.F.1)	04/05/2024 - 06/13/2024	(103,517)
	Total France		$(190,876)

	Georgia - (0.18%)
	Cable TV - (0.18%)
1,517,268	Sky Deutschland AG	6/10/2024	(50,290)
	Total Georgia		$(50,290)

	Germany - 0.01%
	Retail - Jewelry - 0.01%
2,629,425	Pandora A/S	06/11/2024 - 07/02/2024	3,779
	Total Germany		$3,779

	Italy - (1.06%)
	Commercial Banks Non - US - (1.06%)
1,720,990	Intesa Sanpaolo RSP	06/11/2024 - 06/24/2024	(246,345)
522,919	Intesa Sanpaolo SpA	04/16/2024 - 06/06/2024	(52,573)
			(298,918)
	Total Italy		$(298,918)

	Spain - (0.61%)
	Consulting Services - (0.40%)
1,332,698	Applus Services SA	06/04/2024 - 06/06/2024	(112,694)
	Engineering/R&D Services - (0.21%)
2,612,791	ABENGOA SA	06/10/2024 - 07/02/2024	(59,878)
	Total Spain		$(172,572)

	Switzerland - (0.35%)
	Diversified Banking Institutions - (0.32%)
697,878	UBS AG	04/05/2024 - 06/06/2024	(90,482)
	Retail - Jewelry - (0.03%)
1,437,931	Cie Financiere Richemont SA	05/24/2024 - 06/06/2024	(7,293)
	Total Switzerland		$(97,775)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	June 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)

	United Kingdom - (3.69%)
	Advertising Agencies - 0.04%
$875,217	WPP PLC	04/08/2024 - 06/06/2024	$11,679
	Airlines - (0.62%)
1,395,187	International Consolidated Airlines Group SA	04/05/2024 - 06/06/2024	(176,075)
	Diversified Banking Institutions - (0.39%)
2,281,799	Lloyds Banking Group PLC	04/05/2024 - 06/06/2024	(110,696)
	Finance - Consumer Loans - 0.42%
1,184,281	Provident Financial PLC	05/03/2024 - 06/20/2024	118,030
	Retail - Building Products - (0.54%)
944,012	Kingfisher PLC	04/05/2024 - 06/06/2024	(152,612)
	Travel Services - (2.60%)
2,382,481	Thomas Cook Group PLC	04/05/2024 - 06/06/2024	(732,323)
	Total United Kingdom		$(1,041,997)
	Total Contracts For Difference - Long		$(1,848,649)
	Contracts For Difference - Short - (0.08%)

	Belgium - 0.16%
	Food - Retail - 0.20%
(785,095)	Colruyt SA	04/05/2024 - 07/02/2024	55,816
	Telephone - Integrated - (0.04%)
(145,069)	Belgacom SA	04/08/2024 - 05/09/2024	(10,497)
	Total Belgium		$45,319

	Finland - 0.00%
	Machinery - General Industrial - 0.00%
(711,776)	Kone OYJ	05/31/2024 - 07/04/2024	(886)
	Total Finland		$(886)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	June 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)

	France - (0.16%)
	Cosmetics & Toiletries - (0.06%)
$(566,375)	L'Oreal SA	04/05/2024 - 06/06/2024	$(17,707)
	Food - Miscellaneous/Diversified - (0.07%)
(279,822)	Danone SA	04/05/2024 - 06/06/2024	(20,273)
	Optical Supplies - (0.03%)
(569,544)	Essilor International SA	04/05/2024 - 06/06/2024	(7,272)
	Total France		$(45,252)

	Georgia - (0.07%)
	Computers - 0.03%
(426,713)	Wincor Nixdorf AG	06/19/2024 - 07/01/2024	8,416
	Sugar - (0.10%)
(564,570)	Suedzuker AG	6/10/2024	(29,472)
	Total Georgia		$(21,056)

	Luxembourg - 0.06%
	Steel - Producers - 0.06%
(784,737)	ArcelorMittal	05/30/2024 - 07/02/2024	18,150
	Total Luxembourg		$18,150

	Netherlands - (0.07%)
	Brewery - (0.07%)
(538,743)	Heineken NV	04/05/2024 - 06/06/2024	(19,599)
	Oil - Field Services - 0.00%
(574,841)	SBM Offshore NA	06/06/2024 - 07/02/2024	1,151
	Total Netherlands		$(18,448)

	Portugal - 0.08%
	Food - Retail - 0.08%
(904,818)	Jeronimo Martins SGPS SA	04/05/2024 - 06/06/2024	23,661
	Total Portugal		$23,661

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Termination Date	June 30, 2014 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)

	Sweden - (0.02%)
	Machinery - General Industrial - (0.03%)
$(215,260)	Hexagon AB	05/30/2024 - 05/31/2024	$(8,924)
	Medical Instruments - 0.01%
(129,801)	Elekta AB	04/05/2024 - 06/07/2024	2,418
	Total Sweden		$(6,506)

	Switzerland - (0.01%)
	Retail - Jewelry - (0.01%)
(888,273)	Swatch Group AG	05/30/2024 - 06/07/2024	(3,594)
	Total Switzerland		$(3,594)

	United Kingdom - (0.05%)
	Food - Miscellaneous/Diversified - (0.02%)
(292,729)	Unilever PLC	04/08/2024 - 06/06/2024	(6,079)
	Food - Retail - 0.19%
(707,406)	Tesco PLC	05/08/2024 - 07/01/2024	7,833
(711,365)	WM Morrison Supermarkets PLC	04/05/2024 - 07/01/2024	46,134
			53,967
	Gambling (Non-Hotel) - 0.10%
(782,511)	Ladbrokes PLC	04/05/2024 - 07/04/2024	29,100
	Invest Management/Advisory Services - (0.02%)
(112,731)	Ashmore Group PLC	04/05/2024 - 06/06/2024	(6,430)
	Multimedia - (0.18%)
(712,767)	Pearson PLC	04/05/2024 - 06/06/2024	(52,136)
	Security Services - (0.12%)
(626,608)	G4S PLC	04/05/2024 - 06/06/2024	(32,755)
	Total United Kingdom		$(14,333)
	Total Contracts For Difference - Short		$(22,945)
	Total Derivative Contracts		$(1,871,594)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Derivative Contracts -By Industry	June 30, 2014 Percentage of Members' Capital (%)
Advertising Agencies	0.04
Aerospace/Defense - Equipment	(0.31)
Airlines	(0.62)
Brewery	(0.07)
Cable TV	(0.18)
Commercial Banks Non - US	(1.06)
Computers	0.03
Consulting Services	(0.40)
Cosmetics & Toiletries	(0.06)
Diversified Banking Institutions	(0.71)
Engineering/R&D Services	(0.21)
Finance - Consumer Loans	0.42
Food - Miscellaneous/Diversified	(0.09)
Food - Retail	0.47
Gambling (Non-Hotel)	0.10
Invest Management/Advisory Services	(0.02)
Machinery - General Industrial	(0.03)
Medical Instruments	0.01
Multimedia	(0.18)
Oil - Field Services	0.00
Optical Supplies	(0.03)
Retail - Building Products	(0.54)
Retail - Jewelry	(0.03)
Security Services	(0.12)
Steel - Producers	0.06
Sugar	(0.10)
Telephone - Integrated	(0.04)
Television	(0.37)
Travel Services	(2.60)
Total Contracts for difference	(6.64)%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statement of Operations (unaudited)

For the period from April 1, 2014 (commencement of operations) to June 30, 2014
Investment income
Dividends (net of withholding taxes of $10,923)	$476

Expenses
Professional fees	116,315
Management fees	111,005
Accounting and investor services fees	51,021
Insurance expense	25,215
Board of Managers’ fees	18,614
Miscellaneous expenses	473
Total operating expenses	322,643
Expense Reimbursements	(163,378)
Net Expenses	159,265
Net investment loss	(158,789)

Net realized and unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions

Net realized loss from investments in securities	(7,335)
Net realized gain from contracts for difference	364,346
Net realized gain from foreign currency transactions	1,741
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	358,752

Net unrealized gain/(loss) from investments in securities	445,632
Net unrealized gain/(loss) from contracts for difference	(1,871,594)
Net unrealized gain/(loss) from foreign currency translations	13,364
Net unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(1,412,598)

Net realized gain and unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	(1,053,846)

Net decrease in Members’ Capital resulting from operations	$(1,212,635)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statements of Changes in Members’ Capital (unaudited)

	Special Advisory Member	Members	Total
Members’ Capital, April 1, 2014	$–	$–	$–

From investment activities
Net investment loss	$–	$(158,789)	$(158,789)
Net realized gain from investment s in securities, contracts for difference and foreign currency transactions	–	358,752	358,752
Net unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	–	(1,412,598)	(1,412,598)
Net decrease in Members’ Capital resulting from operations	–	(1,212,635)	(1,212,635)

Members’ Capital transactions
Capital contributions	–	29,402,908	29,402,908
Net increase in Members’ Capital resulting from capital transactions	–	29,402,908	29,402,908
Members’ Capital, June 30, 2014	$–	$28,190,273	$28,190,273

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Notes to Financial Statements
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

1.	Organization

Susa Registered Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in November 2013 and commenced operation on April 1, 2014.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company.  The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated November 21, 2013.  The Company’s investment objective is to achieve capital appreciation.  The Company pursues its investment objective by seeking to maximize risk-adjusted absolute returns across the business cycle, regardless of market conditions.  The Adviser employs a value-oriented investment strategy that principally focuses on both long and short positions in equity securities of European companies.  The Company generally expects to maintain a net long exposure (where the value of its long positions exceeds the value of its short positions), with exceptions during rare periods where the Adviser believes a net short exposure is more appropriate based on its assessment of overall market conditions.  The Company’s performance is expected to depend primarily on individual stock selection.  General price movements in the market will also affect the Company’s investment performance.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”).  There are four members of the Board of Managers, one of whom is an “interested person” of the Company under the Act.  The Company’s investment adviser is Susa Fund Management LLP (the “Adviser”), a limited liability partnership incorporated under the laws of England and Wales on August 28, 2008.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Adviser provides investment advisory services to other private investment vehicles and client accounts, including those with investment programs similar to that of the Company.  Pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”), the Adviser is responsible for developing and implementing the Company’s investment program, managing the Company’s investment portfolio and making all decisions regarding the purchase and sale of investments for the Company.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

1.	Organization (continued)

The Company generally accepts initial and additional contributions from persons who purchase interests in the Company (“Members”) as of the first day of each month or at such other times as determined by the Adviser in its discretion.  No Member has the right to require the Company to redeem its interest.  The Company may from time to time offer to repurchase interests pursuant to written tenders by Members.  Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion.  The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members four times each year, effective at the end of March, June, September and December, upon not less than 65 days’ prior written notice.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions.  Dividends are recorded on the ex-dividend date, net of applicable withholding taxes.  Interest income and expense are recorded on the accrual basis.  Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded (other than options and not including those traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) shall be valued as follows:

(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)
at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets are valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.

Securities associated with contracts for difference (“CFD”) are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time.  Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. foreign exchange rates are also determined prior to such close.  On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Company is determined.  When an event materially affects the values of securities held by the Company or its liabilities, such securities and liabilities may be valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.  The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net unrealized gain/(loss) from investments in securities on the Statement of Operations.

The values of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

For the period from April 1, 2014 (commencement of operations) to June 30, 2014, the Company followed authoritative guidance for fair value measurement.  The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined.  Due to the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Securities
Investments in securities are freely tradable, listed on major securities exchanges and are valued at their last reported sales price as of the valuation date.  Many over-the-counter (“OTC”) contracts have bid and ask prices that can be observed in the marketplace.  Bid prices reflect the highest price that the marketplace participants are willing to pay for an asset.  Ask prices represent the lowest price that the marketplace participants are willing to accept for an asset. The Company’s policy for securities traded in OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Warrants
The Company may purchase or receive warrants from its portfolio companies upon an investment in the debt or equity of a company.  The warrants provide the Company with exposure and potential gains upon equity appreciation of the portfolio company’s share price.

The value of a warrant has two components: time value and intrinsic value.  A warrant has a limited life and expires on a certain date.  As the expiration date of a warrant approaches, the time value of a warrant will decline.  In addition, if the stock underlying the warrant declines in price, the intrinsic value of an “in the money” warrant will decline.  Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless.  As a result, there is the potential for the Company to lose its entire investment in a warrant.

Contracts for Difference
CFD are agreements to exchange the difference in value of a particular equity, bond or index between the time at which a contract is opened and the time at which it is closed.  There is no restriction on the entry or exit price of a CFD, and other than the termination date, no time limit is placed on when this exchange happens.  CFD are generally categorized in Level 1 or 2 of the fair value hierarchy.

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period.  There were no such transfers for the period from April 1, 2014 (commencement of operations) to June 30, 2014.

Additional information on the investments can be found in the Schedule of Portfolio Investments and the Schedule of Contracts for Difference.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Company’s investments at fair value.

Valuation Inputs	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total
Common Stocks	$5,952,323	$—	$—	$5,952,323
Warrants	204,906	—	—	204,906
Contracts For Difference	(1,871,594)	—	—	(1,871,594)
Total	$4,285,635	$—	$—	$4,285,635

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents

Cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital included the following foreign currencies presented in U.S. dollars:

Foreign Currencies	Fair Value	Cost
Swiss franc	$119,282	$118,110
Danish krone	$9,530	$9,490
Euro	$409,983	$407,748
U.K. pound	$1,075,240	$1,064,810
Swedish krona	$9,360	$9,420

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker to satisfy short sale requirements at June 30, 2014.

d.	Income Taxes

The Company is treated as a partnership for tax purposes.  For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements.  The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations.  However, for the period from April 1, 2014 (commencement of operations) to June 30, 2014, the Company did not record any interest or penalties.

e.	Accounting pronouncements

The Company has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”), Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement.  ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

3.	Administration Fee, Related Party Transactions and Other

BNY Mellon Investor Servicing (US) Inc. (the “Administrator”) provides administration, accounting and investor services to the Company.  In consideration for these services, the Company pays the Administrator a fee (the “Administrator Fee”) that is not anticipated to exceed 0.10% (annualized) of Members’ Capital, plus reimbursement of certain out-of-pocket expenses.  However, the Administrator Fee is subject to an annual minimum fee of $200,000.

Pursuant to the Investment Advisory Agreement between the Company and the Adviser, the Company pays the Adviser an Incentive Allocation (defined below) and a management fee (the “Management Fee”), which is computed at the annual rate of 2.00% of the net asset value of the Company determined as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on such day.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited from the capital accounts of all Members as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period.  Net profits or net losses are measured as the net change in the value of the Members’ Capital of the Company (including any net unrealized gain or loss of investments and realized income and gains or losses and expenses (including organizational expenses) during a fiscal period), before giving effect to any repurchases by the Company of interests or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages.  In addition, so long as the Adviser serves as the investment adviser of the Company, the Adviser is entitled to be the managing member (the “Special Advisory Member”).  In such capacity, the Adviser is entitled to receive an incentive allocation (the “Incentive Allocation”), debited from the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which any allocated gain during an allocation period exceeds the positive balance in the Member’s loss recovery account.  As described in the Company’s confidential memorandum the Incentive Allocation is credited to the Special Advisory Member’s account (the “Special Advisory Account”).

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

3.	Administration Fee, Related Party Transactions and Other (continued)

By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member must withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account and debited from the Member’s capital account with respect to the allocation period.  For the period from April 1, 2014 (commencement of operations) to June 30, 2014, no Incentive Allocation was credited to the Special Advisory Account.

Each member of the Board of Managers (the “Managers”) who is not an “interested person”, as defined by the Act of the Company (the “Independent Managers”), receives an annual retainer of $20,000 plus per-meeting fees of $1,250 for attendance at in-person meetings.  Each Independent Manager is reimbursed by the Company for their reasonable out-of-pocket expenses incurred in providing services to the Company.  The Managers do not receive any pension or retirement benefits from the Company.  For the period from April 1, 2014 (commencement of operations) to June 30, 2014, Board of Manager’s fees were $18,614.  Managers who are “interested persons” do not receive any other fee from the Company.

The Bank of New York Mellon (the “Custodian”) serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

The Adviser and the Company may contract with third parties to act as placement agents for the Company in connection with the offering of interests and the Adviser may compensate placement agents for their services.  The Company will not bear any of the costs associated with these arrangements.

The Adviser has agreed to pay up to $230,000 of the Company's organization and initial offering expenses.  In addition, the Adviser has agreed to reimburse the Company for certain of its operating expenses to the extent that the Company's operating expenses (other than the Incentive Allocation and Management Fee) in any fiscal year exceed 0.65% of Members’ Capital.  The Company has agreed to reimburse the Adviser for such amounts so paid or absorbed if the net assets of the Company reach $150 million or more on or before December 31, 2014. Expenses of $163,378 were reimbursed by the Adviser during the period from April 1, 2014 (commencement of operations) to June 30, 2014, all of which remained receivable at June 30, 2014.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses.  The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.  However, based on experience, the Company expects the risk of loss to be remote.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from April 1, 2014 (commencement of operations) to June 30, 2014, amounted to $6,784,937 and $1,066,005, respectively.  There were no aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the period from April 1, 2014 (commencement of operations) to June 30, 2014.

At June 30, 2014, the aggregate cost for Federal income tax purposes of portfolio investments purchased was $5,713,771.  There were no securities sold, not yet purchased held as of June 30, 2014.

For Federal income tax purposes, at June 30, 2014, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $443,457 consisting of $459,743 gross unrealized gain and $16,286 gross unrealized loss.

6.	Due from / to Broker

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes.  Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets.  The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness.  In the normal course of business, substantially all of the Fund’s derivative transactions are transacted with Goldman Sachs & Co. (the “GS”)

From time to time the Company may pledge or receive collateral related to its investment in derivative contracts with the counterparties.  As of June 30, 2014, cash at GS representing the proceeds of short sale was $11,130,000, which is included in due from broker in the Statement of Assets, Liabilities and Members’ Capital.

As of June 30, 2014, the Company had cash overdraft in the amount of $1,414 and foreign cash of $270 included in due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk.  These financial instruments include CFD and warrants.  Generally, these financial instruments represent an option to purchase or sell other financial instruments or to take advantage of price movement or underlying financial instrument.  Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

7.	Financial Instruments with Off-Balance Sheet Risk (continued)

The Company maintains cash in bank deposit accounts which, at times, may exceed U.S. federally insured limits.  The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Investing in securities of foreign companies involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities.  Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Contracts for Difference

The Company enters into CFD as part of its investment strategy to gain exposure to certain investments and to hedge against unfavorable changes in the value of investments.  Generally, a CFD is an agreement that is substantially identical to a total return swap and that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices for a specified notional amount of the underlying assets.  The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The net amounts received/paid during the life of the CFD are included in net realized gain (loss) from contracts for difference.  CFD are generally valued based on the last available trade price in the principal market on which the underlying security is traded at the date of the Statement of Assets, Liabilities and Members’ Capital.  Gains and losses on CFD  are included within realized gain (loss) from derivatives and net unrealized gain (loss) on contracts for difference, including  accrual  of  periodic  interest  payments,  are  reflected  in  the  Statement  of  Operations.  Entering into CFD involve varying degrees of risk, including the possibility that there is no liquid market for the contracts, the counterparty to the contract may default on its obligation to perform, and there may be unfavorable changes in the price of the underlying security or index/equity returns.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities.  Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

7.	Financial Instruments with Off-Balance Sheet Risk (continued)

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity based on long and short positions for the period from April 1, 2014 (commencement of operations) to June 30, 2014.

	Average notional amount
Investments	Long	Short
Contracts for difference	$18,413,549	$9,092,942
Warrants	51,902	—
Total	$18,465,451	$9,092,942

The following table identifies the fair value of the Company’s derivative contracts included in the Statement of Assets, Liabilities and Members’ Capital, categorized by primary underlying risk at June 30, 2014.  Balances are presented on a gross basis.

Primary underlying risk	Derivative Assets	Derivative Liabilities

Equity Index Risk
Contracts for difference	$—	$(1,871,594)
Warrants	204,906	—
Total	$204,906	$(1,871,594)

The following table identifies the amount of realized gain/(loss) and unrealized gain/(loss) included in the Statement of Operations from derivative contracts, categorized by primary underlying risk, for the period from April 1, 2014 (commencement of operations) to June 30, 2014.

Primary underlying risk	Net realized gain/(loss)	Net unrealized gain/(loss)

Equity Index Risk
Contracts for difference	$364,346	$(1,871,594)
Warrants	—	(13,753)
Total	$364,346	$(1,885,347)

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

8.	Balance Sheet Offsetting

In the normal course of business the Company has entered into derivatives governed by an agreement with the prime broker.  The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date.  The Company posts cash as collateral with the prime broker to secure the Company’s obligations to the counterparty.  Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral.  Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the derivatives contracts that are set-off, if any, as well as collateral delivered, related to those CFD.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Assets	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
CFD	$326,167	$(326,167)	$–	$–	$–	$–
Warrants	204,906	–	204,906	–	–	–
Total	$531,073	$(326,167)	$204,906	$–	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities

		Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement of	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Liabilities	Assets, Liabilities and Members’ Capital	Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged	Net Amount
CFD	$(2,197,761)	$326,167	$1,871,594	$–	$1,871,594	$–
Total	$(2,197,761)	$326,167	$1,871,594	$–	$1,871,594	$–

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the period from April 1, 2014 (commencement of operations) to June 30, 2014

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

For the period from April 1, 2014 (commencement of operations) to June 30, 2014
Members’ Capital, end of period (000s)	$28,190

Ratios to average Members’ Capital(a):
Ratio of net investment loss(b)	(2.92%)

Ratio of expenses(c)	5.94%
Incentive Allocation	–
Ratio of expense reimbursements	(3.01%)
Ratio of net expenses	2.93%

Portfolio turnover	21.94%

Total return(d)	(6.50%)

(a)	Annualized for period less than one year.

(b)	Excluding Incentive Allocation and expense reimbursements)

(c)	Ratios do not reflect the effects of Incentive Allocation to the Special Advisory Member, if any.

(d)
Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Member, if any.  The figures do not include any applicable sales charges imposed by the placement agent.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued.  Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $5,152,010.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Investment Advisory Agreement Approval

At the initial meeting held in person on January 30, 2014, the Board of Managers of Susa Registered Fund, L.L.C. (the "Board") approved the investment advisory agreement between Susa Registered Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Susa Fund Management LLP, a limited liability partnership incorporated under the laws of England and Wales (the "Adviser") (the "Advisory Agreement"), for an initial term of two years.  Also, by a unanimous vote, the members of the Board (the "Managers") who are not "interested persons," as defined by the Investment Company Act of 1940 (the "1940 Act"), of the Fund (the "Independent Managers") separately voted to approve the Advisory Agreement.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from Fund counsel and from the Adviser which included:  (i) information concerning the services to be rendered to the Fund by the Adviser and the proposed fees to be paid by the Fund to the Adviser; (ii) information concerning the individuals who would be responsible for the day-to-day management and operation of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act.  In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND.

The Managers reviewed the proposed services that the Adviser would provide to the Fund and reviewed a presentation from the Adviser in this regard.  In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions to be entered into on behalf of the Fund.  The Managers considered the experience and qualifications of the Adviser, including the expertise of the chief investment officer of the Adviser, in managing funds and accounts with investment strategies similar to the Fund's.  The Board evaluated the relatively broad scope of services to be provided under the Advisory Agreement.  In this connection, the Board noted that the Adviser would be providing, at its own expense, personnel available to serve as the officers of the Fund, including the Chief Executive Officer and the Chief Financial Officer.  The Board also considered representations regarding the adequacy of the Adviser's financial condition and its financial wherewithal to provide quality services to the Fund.  The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

In connection with the evaluation of the services to be provided by the Adviser, the Managers generally reviewed the performance of Adviser.  Because the Fund is newly formed, the Managers focused their review on the investment performance of an unregistered private investment fund managed by the Adviser that has an investment program similar to that of the Fund's (the "Other Investment Vehicle).  The Managers compared the performance of the Other Investment Vehicle to the performance of certain indices, and noted the Other Investment Vehicle's solid performance record.  It was noted that although the performance history of the Other Investment Vehicle was net of expenses, the Fund's fees and expenses may be higher than those of the Other Investment Vehicle.  The Managers concluded that the Fund would be in a position to benefit from the Adviser's expertise and from advisory services that the Adviser could provide.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Investment Advisory Agreement Approval (continued)

(c) COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND

The Managers reviewed the cost of services to be provided by the Adviser and the fees to be paid under the Advisory Agreement.  The Board noted that under the proposed Advisory Agreement the compensation proposed to be paid to the Adviser was comprised of a fixed asset-based fee and a performance-based incentive allocation. It was noted that the asset-based fee would be computed at the annual rate of 2.00% and that the incentive allocation from the capital account of each investor would equal 20% of the Fund's net profits otherwise allocable to the investor, but only to the extent the investor has recovered any prior net losses.  The Managers considered information which compared the proposed advisory fees and the fees paid to other advisers with respect to similar closed-end registered investment companies.  The Board also noted that the proposed "2-20%" fee structure is a common fee structure charged by alternative fund managers such as the Adviser.  Based on its review, the Board concluded that the Fund's management fee and incentive allocation were fair and reasonable in light of the nature, extent and quality of services that the Fund expects to receive.

The Managers then considered the profits to be realized by the Adviser from its relationship with the Fund.  Since the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Managers with specific information concerning the expected profits to be realized by the Adviser.  The Managers discussed the Adviser's expected general level of profitability. Additionally, the Managers considered the potential direct and indirect benefits to the Adviser and its affiliates from the Adviser's relationship with the Fund.  The Managers determined that the Adviser is not expected to derive any significant direct or indirect benefits from the Adviser's relationship with the Fund other than the receipt of fees as contemplated by the Advisory Agreement.  The Board concluded that any benefits to the Adviser derived from the Adviser's relationship with the Fund would be fair and reasonable.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Investment Advisory Agreement Approval (continued)

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE.

The Managers noted that economies of scale are realized when a fund's assets increase significantly.  Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Managers with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.  The Managers determined that they would revisit this issue when evaluating whether to renew the Advisory Agreement after expiration of its initial two year term, or sooner, depending on the level of Fund assets.

CONCLUSION.
Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed fee structure to be fair and reasonable in light of the services proposed to be provided by the Adviser.  No single factor reviewed by the Managers was determinative to the decision of the Board.  Based on this determination, all of the Managers, including all of the Independent Managers, approved the Advisory Agreement for the initial two-year term.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Management

The identity of, and brief biographical information regarding, each Manager is set forth below.

INDEPENDENT MANAGERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Manager	Other Directorships** Held by Manager
George C. Guynn Age: 71	Manager since January 2014	Retired. President (1996 – 2006) and Chief Executive Officer (1995 – 2006), Federal Reserve Bank of Atlanta	N/A	Genuine Parts Company; Oxford Industries; and RidgeWorth mutual funds
John Masterson Age: 54	Manager since January 2014	Retired. Goldman Sachs and Co. (1983 – 2007). Partner Managing Director in Equities Division (2002 – 2007)	N/A	Northern Trust Funds-NT Alpha Strategies Fund and NT Long/Short Fund; Bogota Savings Bank; and Transparent Value Trust
William Vanover Age: 66	Manager since January 2014	Investment counselor with Planning Alternatives, Ltd. (registered investment adviser); prior to January 2012, Chief Investment Officer and Chief Compliance Officer of Planning Alternatives, Ltd.	N/A	Hussman Strategic Growth Fund

*
“Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or that have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. There are no other funds in the Fund Complex.

**
“Directorships” refer to service as a director/trustee for any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act or any company registered as an investment company under the 1940 Act.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

INTERESTED MANAGER* AND OFFICERS
Name and Age	Position(s) with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen By Manager	Other Directorships** Held by Manager
Graeme White Age: 38	Manager and Chief Financial Officer since January 2014	Chief Operating Officer, Susa Fund Management LLP (April 2013 – Present); Chief Operating Officer, Salute Capital UK Ltd. (2009 – 2012)	N/A	None
Reza Amiri Age: 39	Chief Executive Officer since January 2014	Managing Partner and Chief Investment Officer, Susa Fund Management LLP	N/A	N/A

*	Manager who is an “interested person,” as defined by the 1940 Act, of the Company.

Form N-Q Filings

The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting

Information regarding how the Adviser voted any proxies on behalf of the Company during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year.  Such information can be obtained: (i) without charge, upon request, by calling (866) 270-1948; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Susa Registered Fund, L.L.C.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	08/22/14

By (Signature and Title)*	/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	08/22/14

* Print the name and title of each signing officer under his or her signature.